Risk management - Maturity of financial liabilities (Details) $ in Millions	Dec. 31, 2019 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	$ 57,389,625
Trade and other payables	10,715,867
Total	68,105,492
2019
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	3,680,187
Trade and other payables	10,689,246
Total	14,369,433
1 to 5 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	19,206,790
Trade and other payables	26,621
Total	19,233,411
5 to 10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	15,022,371
Trade and other payables	0
Total	15,022,371
>10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	19,480,277
Trade and other payables	0
Total	$ 19,480,277